RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

28. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025:

Name of related parties	Relationship with the Group

Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Guangdong Weixin Technology Co., Ltd. (“Weixin”)*	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd. (“Bixin”)*	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)*	An associate of the Group (incorporated in 2019)
Zhejiang Jimi E-commerce Co., Ltd. (“Jimi”)	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Hangzhou Yin Yu Guo Media Co., Ltd. (“Yin Yu Guo”)	An associate of the Group (incorporated in 2025)

*	The investments in these associates were disposed by the Group in 2024 and 2025.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

The Group entered into agreements with aforementioned equity method classified investees as related party transactions, including purchase of merchandise from them and marketplace services provided to them. Details of related party balances and transactions as of December 31, 2023, 2024 and 2025 are as follows:

Advance to related parties and amounts due from related parties

	As of December 31,
	2024	2025
	RMB	RMB

Amounts due from related parties
Yin Yu Guo	-	60
Jimi	495	-
Others	167	165
Total	662	225

Amounts due to related parties

	As of December 31,
	2024	2025
	RMB	RMB

Yin Yu Guo	-	1,300
Jibi	671	671
Small Ye Group	602	602
Jimi	125	28
Others	247	235
	1,645	2,836

The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

Transactions with related parties

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Purchase of merchandise

Jimi	16,353	6,423	1,172
Bixin	1,852	855	-
Yunnong	1,286	-	-
Others	3,105	273	196
	22,596	7,551	1,368

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Transactions with related parties (continued)

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Marketplace service provided to related parties

Jimi	1,501	646	17
Bixin	1,075	590	-
Others	80	-	-
	2,656	1,236	17

Other goods and services provided to related parties

Jimi	56	38	21
Bixin	172	12	-
Others	86	-	10
	314	50	31